Investments in Associates and Joint Ventures - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Operating (expenses) income	$ 621	$ 490	$ 466
Taxation	(250)	(212)	(163)
Profit (loss) for the year	(7)	150	(171)
Total comprehensive income (loss) for the year, net of tax	7	9	(17)
Immaterial associates
Disclosure of associates [line items]
Revenue	20	19	21
Operating (expenses) income	3	(4)	(11)
Taxation	0	(1)	2
Profit (loss) for the year	23	14	12
Total comprehensive income (loss) for the year, net of tax	$ 23	$ 14	$ 12